Note 1 - Nature of Operations and Accounting Policies	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
NOTE A - Nature of Operations and Accounting Policies

Investors Heritage Capital Corporation is the holding company of Investors Heritage Life Insurance Company; Investors Heritage Printing, Inc., a printing company; Investors Heritage Financial Services Group, Inc., an insurance marketing company; is the sole member of At Need Funding, LLC, a limited liability company that provides advance funding of funerals in exchange for the irrevocable assignment of life insurance policies from other nonaffiliated companies; and is the sole member of Heritage Funding, LLC, a limited liability company that invests in various business ventures.  These entities are collectively hereinafter referred to as the "Company".  Approximately 99% of Investors Heritage Capital’s consolidated revenue is generated by Investors Heritage Life.

The Company's operations involve the sale and administration of various insurance and annuity products, including, but not limited to, participating and non-participating whole life, limited pay life, universal life, annuity contracts, credit life, credit accident and health and group insurance policies.  The principal markets for the Company's products are in Kentucky, North Carolina, Georgia, Indiana, Michigan, Ohio, Pennsylvania, South Carolina, Tennessee and Virginia.

Basis of Presentation:  The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).

Principles of Consolidation:  The Consolidated Financial Statements include the accounts of the wholly-owned subsidiaries of Investors Heritage Capital, which are Investors Heritage Life and its subsidiary, Investors Underwriters, Inc., Investors Heritage Printing, Investors Heritage Financial, At Need Funding and Heritage Funding.  Intercompany transactions are eliminated in the Company's Consolidated Financial Statements.

Use of Estimates:  The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the Consolidated Financial Statements and accompanying Notes.  Actual results could differ from those estimates.

Reclassifications:  Certain reclassifications have been made in the prior year Consolidated Financial Statements to conform to current year presentation. These reclassifications had no impact on previously reported net income or stockholders’ equity.

Investments:  The Company classifies all fixed maturities and equity securities as available-for-sale.  Securities classified as available-for-sale are carried at fair value with unrealized appreciation (depreciation) relating to temporary market value changes recorded as an adjustment to other comprehensive income (loss), net of deferred acquisition costs and federal income taxes.

Premiums and discounts on fixed maturity investments are amortized into income using the interest method.  Anticipated prepayments on mortgage-backed securities are considered in the determination of the effective yield on such securities.  If a difference arises between anticipated prepayments and actual prepayments, the carrying amounts of the investments are adjusted with a corresponding charge or credit to interest income.

Realized gains and losses on the sales of investments are determined based upon the specific identification method and include provisions for other-than-temporary impairments where appropriate, as discussed in further detail in Note B to the Consolidated Financial Statements.

If an other-than-temporary impairment occurs with respect to a bond, the reduced book value is amortized back to the security’s expected recovery value over the remaining term of the bond.  The Company continues to review the security for further impairment that would prompt another write-down in the value.

Mortgage loans and policy loans are carried primarily at aggregate principal balance.

State-guaranteed receivables represent an assignment of the future rights to cash flows from lottery winners purchased at a discounted price. Payments on these investments are made by state run lotteries and guaranteed by the states. The state-guaranteed receivables are carried at their amortized cost basis.

Investment in derivative represents the derivative portion of the Company’s investment in a market-indexed note.  The derivative portion of this investment is bifurcated and carried at fair value, with changes in the fair value of the derivative included within investment income in the consolidated statements of income.

Other invested assets include real estate investments and notes receivable.  Real estate investments are carried at cost less accumulated depreciation.  Notes receivable are carried at their aggregate principal balance.

Short-term investments represent securities with maturity dates within one year but exceeding three months.  These securities are carried at amortized cost, which approximates fair value.

Cash equivalents include money market funds on deposit at various financial institutions with contractual maturity dates within three months at the time of purchase.

Deferred Acquisition Costs:  Commissions and other acquisition costs, which vary with and are primarily related to the production of new business, are deferred and amortized over the life of the related policies (refer to Revenues and Expenses discussed later regarding amortization methods).  Recoverability of deferred acquisition costs is evaluated periodically by comparing the current estimate of the present value of expected pretax future profits to the unamortized asset balance.  If this current estimate is less than the existing balance, the difference is charged to expense.

Deferred acquisition costs related to annuities and universal life insurance products are deferred to the extent deemed recoverable and amortized in relation to the present value of actual and expected gross profits on the policies. To the extent that realized gains and losses on fixed income securities result in adjustments to deferred acquisition costs related to annuities, such adjustments are reflected as a component of the amortization of deferred acquisition costs.

Deferred acquisition costs related to annuities are also adjusted, net of tax, for the change in amortization that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in the change in net unrealized appreciation (depreciation) on available-for-sale securities, a component of "Accumulated Other Comprehensive Income (Loss)" in the stockholders' equity section of the balance sheet.

Value of Business Acquired:  Value of business acquired represents the estimated value assigned to the insurance in force of the assumed policy obligations at the date of acquisition of a block of policies. Refer to Note L for details on recent acquisitions and their associated value of business acquired. Amortization of value of business acquired recognized in 2011 totaled $193,119. Amortization recognized in 2010 totaled $66,443. Accumulated amortization was $246,594 and $191,810 at December 31, 2011 and 2010, respectively.  Estimated annual amortization will be approximately $161,000, $128,000, $85,000, $76,000, and $70,000 in 2012 through 2016, respectively.

Property and Equipment:  Property and equipment is carried at cost less accumulated depreciation, using principally the straight-line method.  Accumulated depreciation on property and equipment was $4,004,116 and $3,839,748 at December 31, 2011 and 2010, respectively.

Capital Leases: During 2011, the Company entered into four new capital leases. Total lease payments for 2011 and 2010 relating to previously existing capital leases were $54,693 and $168,024, respectively. Future minimum lease payments for 2012 through 2016 are $241,092; $217,225; $84,583; $9,112; and $3,653, respectively. The present value of net minimum lease payments at December 31, 2011 was $496,958, which is equal to the total future minimum lease payments of $555,665 less imputed interest of $58,707. Accumulated amortization on the leased property was $394,166 and $364,021 at December 31, 2011 and 2010, respectively.

Cash Value of Company-Owned Life Insurance:  The Company holds life insurance policies on key members of the organization.  These policies are reported at the current cash surrender values of the policies.

Benefit Reserves and Policyholder Deposits:  Reserves on traditional life and accident and health insurance products are calculated using the net level premium method based upon estimated future investment yields, mortality, withdrawals and other assumptions, including dividends on participating policies.  The assumptions used for prior year issues are locked in. Current year issues are reserved using updated assumptions determined by reviewing the Company's past experience and include a provision for possible unfavorable deviation.

Benefit reserves and policyholder deposits on universal life and investment-type products are determined by using the retrospective deposit method and represent the policy account value before consideration of surrender charges.  In addition, unearned revenues are included as a part of the benefit reserve.

The mortality assumptions for regular ordinary business are based on the 1955-60 Basic Table, Select and Ultimate, for plans issued prior to 1982; the 1965-70 Basic Table, Select and Ultimate, for plans issued in 1982 through 1984; the 1975-80 Basic Table, Select and Ultimate, for plans issued after 1984; the 2001 Valuation Basic Table, Select and Ultimate, for plans issued after 2008; and on the Company's experience for final expense and preneed plans.

Reinsurance:  The Company assumes and cedes reinsurance under various agreements providing greater diversification of business, allowing management to control exposure to potential losses arising from large risks, and providing additional capacity for growth.  Amounts recoverable from reinsurers are estimated in a manner consistent with the related liabilities associated with the reinsured policies.  At December 31, 2011 and 2010, amounts recoverable from reinsurers were $47,582,367 and $44,109,932, respectively.  These amounts included reserves ceded to reinsurers of $46,766,298 and $43,269,728 at December 31, 2011 and 2010, respectively.

Unearned Premium Reserves:  Credit life unearned premium reserves are calculated for level and reducing coverage certificates using the monthly pro rata and Rule of 78's methods, respectively.  Credit accident and health unearned premium reserves are determined based upon the Rule of 78's.

Policy Claims:  Policy claims are based on reported claims plus estimated incurred but not reported claims developed from trends of historical data applied to current exposure.

Liability for Deposit-Type Contracts:  Liability for deposit-type contracts consists of supplemental contracts without life contingencies, premium deposit funds and dividends and endowments left on deposit at interest.

Participating Policies:  Participating business approximates 18% and 8% of ordinary life insurance in force at December 31, 2011 and 2010, respectively. Participating dividends are accrued as declared by the Board of Directors of Investors Heritage Life.  The liability for future policy benefits for participating policies was determined based on the Net Level Premium Reserve Method, 3% interest, and the 1941 CSO Mortality and 1958 CSO Mortality tables.  All guaranteed benefits were considered in calculating these reserves.  Deferred acquisition costs are amortized in proportion to expected gross profits.

The increase in participating business during 2011 is due to the acquisition of the Memorial Service block of business (as discussed further in Note L), which included a significant amount of participating business. While these policies are participating, no future dividends are anticipated on this block of policies.

The average assumed investment yields used in determining expected gross profits ranged from 3.56% to 9.17% (for the current and all future years, an assumed investment yield of 5% was utilized).

Federal Income Taxes:  The Company utilizes the liability method to account for income taxes.  Under such method, deferred tax assets and liabilities are determined based on differences between the financial reporting and the tax bases of assets and liabilities and are measured using the enacted tax rates.

Revenues and Expenses:  Revenues on traditional life and accident and health insurance products consist of direct and assumed premiums reported as earned when due.  Liabilities for future policy benefits, including unearned premium reserves on accident and health policies and unreleased profits on limited-pay life policies, are provided and acquisition costs are amortized by associating benefits and expenses with earned premiums to recognize related profits over the life of the contracts.  Acquisition costs are amortized over the premium paying period using the net level premium method.  Traditional life insurance products are treated as long duration contracts since they are ordinary whole life insurance products, which generally remain in force for the lifetime of the insured.  The accident and health insurance products are treated as long duration contracts because they are non-cancelable.

Revenues for universal life and investment-type products consist of investment income and policy charges for the cost of insurance and policy initiation and administrative fees.  Expenses include interest credited to policy account balances, actual administrative expenses and benefit payments in excess of policy account balances.

Other income consists principally of servicing and administration fees relative to credit insurance administered for our reinsurers.  Third party administrative fees are also included within other income.

Common Stock and Earnings per Share:  The par value per share is $1.00 with 4,000,000 shares authorized. Earnings per share of common stock were computed based on the weighted average number of common shares outstanding during each year.  The weighted average number of shares outstanding during 2011 and 2010 were 1,152,335 and 1,147,910 shares, respectively.  The Company paid cash dividends per share of $0.18 and $0.13 in 2011 and 2010, respectively.

Accumulated Other Comprehensive Income (Loss): Financial Accounting Standards Board (“FASB”) guidance requires that unrealized gains or losses on available-for-sale securities be included as a component of other comprehensive income. The reclassification amounts for the years ended December 31, 2011 and 2010 are summarized as follows:

	2011	2010

Net unrealized gain arising during period	$9,421,906	$6,060,449
Reclassification adjustment for net gains included in net income	(559,001)	(2,152,269)
Net unrealized gain on available-for-sale securities	$8,862,905	$3,908,180

Subsequent Events: Management has evaluated all events subsequent to December 31, 2011 through the date that these Consolidated Financial Statements were available to be issued.

New Accounting Standards: In October 2010, the FASB issued authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the new guidance, acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts by applying a model similar to the accounting for loan origination costs. An entity may defer incremental direct costs of contract acquisition that are incurred in transactions with independent third parties or employees as well as the portion of employee compensation and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. Additionally, an entity may capitalize as a deferred acquisition cost only those advertising costs meeting the capitalization criteria for direct-response advertising. This change is effective for fiscal years beginning after December 15, 2011 and interim periods within those years. Early adoption as of the beginning of a fiscal year is permitted. The guidance is to be applied prospectively upon the date of adoption, with retrospective application permitted, but not required. We plan to adopt this guidance effective January 1, 2012. We do not expect to experience a significant impact as a result of this new guidance.

In May 2011, the FASB issued new guidance concerning fair value measurements and disclosure. The new guidance is the result of joint efforts by the FASB and the International Accounting Standards Board to develop a single, converged fair value framework on how to measure fair value and the necessary disclosures concerning fair value measurements. The guidance is effective for interim and annual periods beginning after December 15, 2011 and no early adoption is permitted. We do not expect to experience a significant impact as a result of this new guidance.

In June 2011, the FASB issued updated guidance to increase the prominence of items reported in other comprehensive income by eliminating the option of presenting components of comprehensive income as part of the statement of changes in stockholders’ equity. The updated guidance requires that all non-owner changes in stockholders’ equity be presented either as a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued additional guidance to indefinitely defer the requirement to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented. The updated guidance is to be applied retrospectively and is effective for the quarter ending March 31, 2012. Early adoption is permitted.  We plan to adopt this guidance for the first quarter of 2012. The updated guidance will result in a change in the presentation of our Consolidated Financial Statements but will not have any impact on our results of operations, financial position or liquidity. We have not yet determined what method of presentation will be used in complying with this guidance.